Condensed Consolidated Balance Sheets ¥ in Millions	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jan. 04, 2019 USD ($)
Current Assets
Cash, cash equivalents, and restricted cash	$ 1,306,100	$ 1,826,834	$ 84,241	$ 503,505	$ 1,433,158	$ 5,743,682
Accounts receivable, net of allowance for Current Expected Credit Loss ("CECL") - trade receivable of $73 and $134,960, respectively	20,656			164,170
Prepayments	288,087	116,877		11,765
Other receivables	33,783	482		3,069
Total Current Assets	1,648,626	1,944,193		682,509
Property and equipment, net	3,564,515	3,249,686		3,307,371
Non-Current Assets
Intangible asset - trademarks	9,287	8,924
VAT credit	2,439	5,198		9,362
Total Other Assets	11,726	14,122		9,362
Total Assets	5,224,867	5,208,001		3,999,242	$ 5,635,075		¥ 50	¥ 50
Current Liabilities:
Accounts payable and accrued liabilities	$ 29,803	196,813		101,969
Due to related party		$ 3,395
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Deferred income	$ 9,295	$ 1,270		20,068
Series A warrants liabilities	528,400	1,424,932							$ 190,384
Total Current Liabilities	567,498	1,626,410		122,037
Total Liabilities	567,498	1,626,410		122,037
Shareholders' Equity:
Ordinary shares: 2,000,000 shares authorized, par value: $0.025 per share, 1,068,686 and 1,008,686 shares issued and outstanding as of June 30, 2025 and December 31, 2024, respectively	26,717	25,217		11,675
Additional paid in capital	7,747,239	9,870,996		6,845,394
Statutory reserve		327,140		327,140
Accumulated deficit	(3,676,714)	(6,552,641)		(3,363,436)
Accumulated other comprehensive income (loss)	560,127	(89,121)		56,432
Total Shareholders' Equity	4,657,369	3,581,591	$ 4,041,691	3,877,205
Total Liabilities and Shareholders' Equity	$ 5,224,867	$ 5,208,001		$ 3,999,242